Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Revenue	$ 127,182	$ 108,652	$ 76,507
Cost of sales	(7,536)	(9,112)	(2,959)
Gross profit	119,646	99,540	73,548
Sales and marketing expenses	(41,897)	(35,331)	(33,740)
Technology expenses	(13,949)	(10,287)	(6,764)
General and administrative expenses	(27,645)	(24,291)	(19,519)
Movements in credit losses allowance and write-offs	(480)	(914)	(796)
Fair value movement on contingent consideration	0	(6,939)	(10,852)
Operating profit	35,675	21,778	1,877
Finance income	1,570	634	2,322
Finance expenses	(3,095)	(2,271)	(1,299)
Income before tax	34,150	20,141	2,900
Income tax charge	(3,471)	(1,881)	(510)
Net income for the year attributable to shareholders	30,679	18,260	2,390
Other comprehensive (loss) income
Exchange differences on translating foreign currencies	(6,605)	2,868	(4,793)
Total comprehensive income (loss) for the year attributable to the shareholders	$ 24,074	$ 21,128	$ (2,403)
Net income per share attributable to shareholders, basic (in usd per share)	$ 0.85	$ 0.49	$ 0.07
Net income per share attributable to shareholders, diluted (in usd per share)	$ 0.84	$ 0.47	$ 0.06